Fair Value Measurements (Details) - Schedule of financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs - Vicarious Surgical US Inc. [Member] - USD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Money market funds	$ 6,551	$ 15,768	$ 1,758
Certificates of deposit			13,324
Total assets	6,551	15,768	15,082
Quoted Prices in Active Markets for Identical Items (Level 1) [Member]
Assets:
Money market funds	6,551	15,768	1,758
Certificates of deposit
Total assets	6,551	15,768	1,758
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money market funds
Certificates of deposit			13,324
Total assets			13,324
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Money market funds
Certificates of deposit
Total assets